Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Premises and Equipment [Abstract]
Summary of premises and equipment
	2012	2011

Land	$1,977	$1,977
Buildings and improvements	15,384	15,327
Equipment	7,865	7,927
Construction in progress	166	453
	25,392	25,684

Less accumulated depreciation	(12,759)	(11,911)

Net premises and equipment	$12,633	$13,773